Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632 and 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Supplement dated March 13, 2017

to the Funds’ Prospectus dated March 1, 2017 (the “Prospectus”)

This Supplement provides new and additional information regarding the funds listed above (the “Funds”).

Effective immediately, SEI Investments Distribution Co. (“SIDCO”) has replaced Schroder Funds Advisors LLC as the distributor of Schroder Global Series Trust and Schroder Series Trust.  Accordingly, the Prospectus is hereby updated as follows:

1.                                      All references to “Schroder Funds Advisors LLC” and “SFA” are replaced with references to “SEI Investments Distribution Co.” and “SIDCO,” respectively.

2.                                      The following new paragraph is inserted at the end of the sections titled “How to Buy Shares,” “How to Sell Shares” and “Payments to Financial Intermediaries”:

Schroder Funds Advisors LLC (“SFA”), a subsidiary of SIMNA, previously served as the Funds’ distributor.  Although SFA has been replaced by SEI Investments Distribution Co. as the Funds’ distributor, SFA continues to be involved in the distribution of shares of the Funds through an agreement with SEI Investments Distribution Co. and SFA, SIMNA and their affiliates continue to provide shareholder services.

3.                                      Under the heading “The Distributor” on the back cover, the name and address of Schroder Funds Advisors LLC is deleted and replaced with the following:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, Pennsylvania 19456

In addition, effective April 24, 2017, all references to the Investment Adviser’s address at 875 Third Avenue, New York, New York 10022 are hereby deleted and replaced with 7 Bryant Part, 1045 Avenue of the Americas, New York, New York 10018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCH-SK-002-0100

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632 and 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Supplement dated March 13, 2017

to the Funds’ Statement of Additional Information (“SAI”) dated March 1, 2017

This Supplement provides new and additional information regarding the funds listed above (the “Funds”).

Effective immediately, SEI Investments Distribution Co. has replaced Schroder Funds Advisors LLC as the distributor of Schroder Global Series Trust and Schroder Series Trust.  Accordingly, the SAI is hereby updated as follows:

1.                                      The reference to “the Administrator” in footnote 2 to the “Interested Trustee” table under the heading “The Board of Trustees” is deleted and replaced with “SEI Investments Distribution Co., the Funds’ distributor (“SIDCO”).”

2.                                      The third paragraph under the heading “Schroders and its Affiliates” is deleted and replaced with the following:

SFA, a subsidiary of SIMNA, previously served as the Funds’ distributor.  Although SFA has been replaced by SIDCO as the Funds’ distributor, SFA continues to be involved in the distribution of shares of the Funds through an agreement with SIDCO and SFA, SIMNA and their affiliates continue to provide shareholder services.

3.                                      The paragraph under the heading “Distributor” is deleted and replaced with the following:

Each Trust and SIDCO, a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby SIDCO acts as principal underwriter for the Trusts’ shares.  The principal business address of SIDCO is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

With respect to each Trust, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  With respect to each Trust, the Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by SIDCO, upon not more than 60 days’ written notice to the other party.

4.                                      In the second paragraph under the heading “Shareholder Service Plan,” the reference to SFA serving as “the Funds’ distributor” is deleted and replaced with a reference to SFA serving as “the Funds’ prior distributor.”

5.                                      The reference to SFA under the heading “Proxy Voting” is deleted and replaced with “SIDCO.”

In addition, effective April 24, 2017, all references to Schroders’ address at 875 Third Avenue, New York, New York 10022 are hereby deleted and replaced with 7 Bryant Part, 1045 Avenue of the Americas, New York, New York 10018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCH-SK-003-0100